Additional Information - Condensed Financial Statements of the Company (Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses:
General and administrative expenses	[1]	¥ (181,677)	$ (26,167)	¥ (183,989)	¥ (137,818)
Total operating expenses	[1]	(682,728)	(98,334)	(700,836)	(618,591)
Loss from operations		35,372	5,094	78,974	237,637
Other income:
Foreign currency exchange (loss)/gain		9,608	1,384	(1,054)	(6,059)
Gain on disposal of an equity investment and acquisition of available-for-sale investments		0	0	4,643	0
Others, net		21,053	3,032	29,294	21,261
Net income		78,220	11,265	72,385	262,119
Comprehensive income		353,225	50,874	111,067	306,905
Parent Company [Member]
Operating expenses:
General and administrative expenses		(8,649)	(1,246)	(10,783)	(9,131)
Total operating expenses		(8,649)	(1,246)	(10,783)	(9,131)
Loss from operations		(8,649)	(1,246)	(10,783)	(9,131)
Other income:
Interest income		10,016	1,443	4,625	19,187
Foreign currency exchange (loss)/gain		2,512	362	(4,948)	(6,792)
Gain on disposal of an equity investment and acquisition of available-for-sale investments		0	0	4,643	0
Others, net		2,476	356	6,242	1,359
Share of profit of investments using equity accounting, including impairments and disposal gain		74,256	10,694	73,805	258,468
Net income		80,611	11,609	73,584	263,091
Other comprehensive income		275,005	39,609	38,682	44,786
Comprehensive income		¥ 355,616	$ 51,218	¥ 112,266	¥ 307,877

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23): Net advertising revenues 55,565 71,048 98,413 14,174 Paid services revenues 291,610 276,712 122,844 17,693 Cost of revenues (45,917) (49,363) (29,057) (4,185) Sales and marketing expenses (1,246) (1,788) (1,277) (184) General and administrative expenses (354) (1,812) (260) (37)